Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities
Net income	$ 15,359,523	$ 8,395,469
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	6,261,832	5,296,201
Amortization of deferred financing costs	404,968	469,767
Unrealized (gain) loss on derivative instruments	(1,186,551)	1,571,892
Gain from equity method investee	(61,357)	0
Provision for doubtful accounts	513,112	(4,457)
Loss (gain) on sales of vessels	566,756	(2,286,232)
Write off unamortized financing costs of repaid debt	25,557	241,522
Amortization of discount on related party long-term debt	0	322,947
Share-based compensation	305,825	0
Change in operating assets and liabilities:
Accounts receivable	5,844,479	18,077,202
Bunker inventory	2,990,288	(757,527)
Advance hire, prepaid expenses and other current assets	1,821,996	1,158,809
Accounts payable, accrued expenses and other current liabilities	(14,144,360)	(13,346,491)
Deferred revenue	(5,891,286)	(9,389,418)
Net cash provided by operating activities	12,810,782	9,749,684
Investing activities
Purchase of vessels	(44,770,740)	(15,051,116)
Proceeds from sales of vessels	4,523,804	12,400,609
Deposits on newbuildings in-process	(85,000)	(3,462,453)
Drydocking costs	0	(287,416)
Purchase of building and equipment	(52,936)	(228,754)
Purchase of non-controlling interest	250,000	0
Net cash used in investing activities	(40,634,872)	(6,629,130)
Financing activities
Proceeds of related party debt	2,506,667	2,375,000
Payments on related party debt	(1,216,250)	(162,928)
Proceeds from long-term debt	45,000,000	13,000,000
Payments of financing and issuance costs	(729,866)	(137,579)
Payments on long-term debt	(9,777,473)	(15,520,818)
Payments on line of credit	(3,000,000)	0
Common stock dividends paid	(100,000)	(100,000)
Distribution to non-controlling interest	(521,920)	0
Net cash provided by (used in) financing activities	32,161,158	(546,325)
Net increase in cash and cash equivalents	4,337,068	2,574,229
Cash and cash equivalents at beginning of period	29,817,507	18,927,927
Cash and cash equivalents at end of period	34,154,575	21,502,156
Disclosure of noncash items
Dividends declared, not paid	0	3,564,554
Modification of shareholder loan to on demand	0	16,433,108
Imputed interest on related party long-term debt	0	322,947
Cash paid for interest	$ 2,407,348	$ 2,434,973